UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                               as of May 31, 2018 (Unaudited)

DWS Multi-Asset Moderate Allocation Fund

(formerly Deutsche Multi-Asset Moderate Allocation Fund)

	Shares	Value ($)
Equity - Equity Funds 44.6%
DWS Core Equity Fund "Institutional" (a)	362,949	10,278,713
DWS Emerging Markets Equity Fund "Institutional" (a)	28,930	582,642
DWS European Equity Fund "Institutional"* (a)	96,948	1,192,463
DWS Small Cap Core Fund "S" (a)	29,441	971,839
Total Equity - Equity Funds (Cost $7,276,718)		13,025,657
Equity - Exchange-Traded Funds 12.5%
iShares MSCI Japan ETF	25,220	1,506,643
iShares MSCI Pacific ex Japan ETF	16,074	763,997
SPDR Bloomberg Barclays Convertible Securities ETF	25,900	1,380,470
Total Equity - Exchange-Traded Funds (Cost $3,375,265)		3,651,110
Fixed Income - Bond Funds 22.2%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	37,403	337,000
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	62,910	776,942
DWS Floating Rate Fund "Institutional" (a)	9,866	81,003
DWS Global High Income Fund "Institutional" (a)	57,673	385,254
DWS High Conviction Global Bond Fund "S" (a)	82,910	749,513
DWS High Income Fund "Institutional" (a)	166,290	771,587
DWS Total Return Bond Fund "Institutional" (a)	242,544	2,515,178
DWS U.S. Bond Index Fund "Institutional" (a)	94,933	875,281
Total Fixed Income - Bond Funds (Cost $6,567,608)		6,491,758
Fixed Income - Exchange-Traded Funds 10.8%
iShares Core U.S. Aggregate Bond ETF	17,600	1,873,696
iShares JPMorgan USD Emerging Markets Bond ETF	6,120	666,101
iShares TIPS Bond ETF	5,380	605,142
Total Fixed Income - Exchange-Traded Funds (Cost $3,214,235)		3,144,939
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 3.7%
U.S. Treasury Bill, 1.18% **, 8/16/2018 (b) (Cost $1,089,280)	1,092,000	1,087,712
	Shares	Value ($)
Fixed Income - Money Market Fund 2.8%
DWS Central Cash Management Government Fund, 1.78% (a) (c) (Cost $815,699)	815,699	815,699
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $22,338,805)	96.6	28,216,875
Other Assets and Liabilities, Net	3.4	984,754
Net Assets	100.0	29,201,629

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended May 31, 2018 are as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
Equity - Equity Funds 44.6%
DWS Core Equity Fund "Institutional" (a)
11,601,747	1,555,886	3,495,501	230,667	385,914	90,057	557,829	362,949	10,278,713
DWS Emerging Markets Equity Fund "Institutional" (a)
—	600,000	—	—	(17,358)	—	—	28,930	582,642
DWS European Equity Fund "Institutional"* (a)
1,744,413	—	633,700	89,436	(7,686)	—	—	96,948	1,192,463
DWS Small Cap Core Fund "S" (a)
1,568,020	85,076	782,400	315,639	(214,496)	5,208	79,867	29,441	971,839
Fixed Income - Bond Funds 22.2%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
—	337,000	—	—	—	—	—	37,403	337,000
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
344,778	456,205	61,600	(17,781)	55,340	1,205	—	62,910	776,942
DWS Floating Rate Fund "Institutional" (a)
96,200	2,473	16,801	(1,034)	165	2,473	—	9,866	81,003
DWS Global High Income Fund "Institutional" (a)
463,992	15,139	81,100	6,385	(19,162)	15,337	—	57,673	385,254
DWS Global Inflation Fund “Institutional” (a)
2,035,509	—	2,021,177	49,911	(64,243)	—	—	—	—
DWS High Conviction Global Bond Fund "S" (a)
993,551	15,502	242,100	8,568	(26,008)	15,502	—	82,910	749,513
DWS High Income Fund "Institutional" (a)
925,940	33,086	162,500	(4,463)	(20,476)	33,086	—	166,290	771,587
DWS Total Return Bond Fund "Institutional" (a)
2,489,600	698,693	573,200	7,680	(107,595)	59,693	—	242,544	2,515,178
DWS U.S. Bond Index Fund "Institutional" (a)
1,077,073	21,761	186,500	(932)	(36,121)	19,549	2,458	94,933	875,281
Fixed Income - Money Market Fund 2.8%
DWS Central Cash Management Government Fund, 1.78% (a) (c)
1,367,902	9,606,052	10,158,255	—	—	14,993	—	815,699	815,699
24,708,725	13,426,873	18,414,834	684,076	(71,726)	257,103	640,154	2,088,496	20,333,114

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	At May 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At May 31, 2018, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
MSCI Emerging Market Index	USD	6/15/2018	17	1,002,283	953,445	(48,838)

Currency Abbreviations
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$13,025,657	$—	$—	$13,025,657
Equity - Exchange-Traded Funds	3,651,110	—	—	3,651,110
Fixed Income - Bond Funds	6,491,758	—	—	6,491,758
Fixed Income - Exchange-Traded Funds	3,144,939	—	—	3,144,939
Short-Term U.S. Treasury Obligation	—	1,087,712	—	1,087,712
Money Market Fund	815,699	—	—	815,699
Total	$27,129,163	$1,087,712	$—	$28,216,875
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(48,838)	$—	$—	$(48,838)
Total	$(48,838)	$—	$—	$(48,838)

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (48,838)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Asset Moderate Allocation Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	July 23, 2018